RIGHT TO USE ASSETS AND LEASE LIABILITY (Details Narrative)					3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 01, 2021 USD ($) ft² m²	Apr. 16, 2021 USD ($)	May 09, 2019 USD ($) ft² m²	Jan. 23, 2017 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 02, 2021 USD ($) m²	Apr. 05, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	Sep. 13, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term												2 years
Area of land | ft²												5,000
Annual rent, year one					$ 42,242		$ 52,278	$ 42,242				$ 42,000	$ 39,200
Annual rent, year two					8,644		8,644	8,644				$ 44,800	$ 42,000
Operating lease, right-of-use asset					58,849	$ 104,124	107,444	58,849	$ 104,124	$ 241,800
Lease liabilities					39,200	44,577	52,708	39,200	44,577
Socialist Republic of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	5 years		5 years							5 years
Area of land | m²	6,000		4,560.57							6,000
Annual rent, year one	$ 8,645									$ 8,645
Annual rent, year two			$ 45,150
Operating lease, right-of-use asset	$ 241,800
Rent increase percentage			5.00%
Operating Lease	5 years		5 years
Operating Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments		$ 42,000					2,508	2,508
Operating Lease Agreements [Member] | President [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments				$ 960	0	$ 3,683		0	$ 3,683
Operating Lease				8 years
Operating Lease Agreements [Member] | Socialist Republic of Vietnam [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments	$ 8,645		$ 45,150
Area of land | ft²	6,000		4,560.57
Rent increase percentage			5.00%
Operating Lease	5 years		5 years
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments							44,800	44,800
Operating Lease Agreements [Member] | October One Two Thosuand Twenty Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments							47,600
Operating Lease Agreements [Member] | July 1, 2021 and ending on September 30, 2022 [Member] | Office and Manufacturing Space [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent payments							44,800	42,000
Adoption of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, right-of-use asset					79,862		79,862	79,862
Lease liabilities					$ 79,862		79,862	$ 79,862
Adoption of New Guidance [Member] | October One Two Thousand Twenty Four Through September Thrity Two Thosuand Twenty Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, right-of-use asset							85,022
Lease liabilities							$ 85,022
Removal of New Guidance [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease liabilities											$ 44,419